Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases

Note 9 – Leases

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company must discount lease payments based on an estimate of its incremental borrowing rate which is based on the interest rate of similar debt outstanding.

The Company leases its current facilities from Gold Team Inc., a company owned by the Company’s CEO, which owns both the Canoga Park, CA and Milford, Ohio locations. The leases expired on April 30, 2020 and the Company exercised its renewal option for an additional 12 months. The new lease is not more than 12 months; therefore, the disclosures under ASC 842 are not required. Future minimum lease payments under this agreement for the twelve months ending December 31, 2022 is $98,000. Effective January 1, 2019, the Company adopted the provision of ASC 842 Leases.

The table below presents the lease related assets and liabilities recorded on the Company’s consolidated balance sheets as of December 31, 2021 and 2020:

	Classification on Balance Sheet	2021	2020
Assets
Operating lease assets	Operating lease right of use assets	$-	$55,079
Total lease assets		$-	$55,079

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$-	$55,079
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	-	55,079
Total lease liability		$-	$55,079

Lease obligations at December 31, 2021 consisted of the following:

Years Ending December 31, 2021
Total payments	$-
Amount representing interest	-
Lease obligation, net	-
Less lease obligation, current portion	-
Lease obligation, long-term portion	-
$-

The lease expense for the three months ended March 31, 2022 and the years ended December 31, 2021 and 2020 was $42,000, $168,000 and $168,000, respectively. The cash paid under operating leases during the three months ended March 31, 2022 and the years ended December 31, 2021 and 2020 was $0, $42,000, and $168,000, respectively. At December 31, 2021, $126,000 was accrued and is shown on the balance sheet as accounts payable- related party. At December 31, 2021, the weighted average remaining lease terms were 0.3 years and the weighted average discount rate was 8%